UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period:

January 1, 2014 to December 31, 2019

Date of Report (Date of earliest event reported) February 14, 2020

Name of securitizer Capital Automotive LLC

Commission File Number of securitizer: 025-02684

Central Index Key Number of securitizer: 0001666938

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2):

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Stephanie Rochel – Vice President and Associate Counsel, 703-394-1322

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Capital Automotive LLC has no repurchase demand activity to report for the six years ended December 31, 2019, which it has indicated by checking the appropriate box on the cover page of this Form ABS 15-G.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Capital Automotive LLC

Date: February 14, 2020

By:	/s/ Roger J. Stattel
Name: Roger J. Stattel
Title: SVP Chief Financial Officer

Signature Page to Form ABS 15-G